Expense Example, No Redemption - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor High Income Advantage Fund - Class M
Expense Example, No Redemption:
1 Year	$ 516
3 Years	763
5 Years	1,028
10 Years	1,785
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Advisor High Income Advantage Fund - Class A
Expense Example, No Redemption:
1 Year	516
3 Years	763
5 Years	1,028
10 Years	1,785
Fidelity Advisor High Income Advantage Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,086
Fidelity Advisor High Income Advantage Fund - Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049